ICON Information Technology Fund

Portfolio of Investments (Unaudited)

6/30/2020

	Shares	Value
Common Stock (99.94%)

Communications (10.78%)
Alphabet Inc*	900	1,272,249
Amazon.com Inc*	1,000	2,758,820
Perficient Inc*	53,500	1,914,230
Total Communications		5,945,299

Consumer, Cyclical (4.40%)
Methode Electronics Inc	77,700	2,428,902

Consumer, Non-Cyclical (15.77%)
Automatic Data Processing Inc	12,700	1,890,903
Booz Allen Hamilton Holding Corp	31,000	2,411,490
Euronet Worldwide Inc*	13,700	1,312,734
Global Payments Inc	18,193	3,085,897
Total Consumer, Non-Cyclical		8,701,024

Financial (11.24%)
Mastercard Inc	9,500	2,809,150
Visa Inc	17,580	3,395,929
Total Financial		6,205,079

Industrial (10.33%)
Hubbell Inc	5,700	714,552
II-VI Inc*	61,200	2,889,864
Jabil Inc	30,000	962,400
Lockheed Martin Corp	1,100	401,412
TE Connectivity Ltd	9,000	733,950
Total Industrial		5,702,178

Technology (47.42%)
Adobe Inc*	8,200	3,569,542
Apple Inc	18,600	6,785,280
EPAM Systems Inc*	11,100	2,797,311
Genpact Ltd	22,200	810,744
Microsoft Corp	36,300	7,387,413
NXP Semiconductors NV	19,087	2,176,681
Skyworks Solutions Inc	20,710	2,647,981
Total Technology		26,174,952

Total Common Stock (Cost $36,552,363)		55,157,434

Collateral for Securities on Loan (0.15%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 0.32% (Cost $83,523)	83,523	83,523

Total Investments (Cost $36,635,886) (100.09%)		55,240,957
Liabilities in Excess of Other Assets (-0.09%)		(49,986)
Net Assets (100.00%)		55,190,971

*	Non-income producing security.